Management of Financial Risk (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfManagementOfFinancialRiskLineItems [Line Items]
Working capital	$ 7,300	$ 1,900
Cumulative adjustments on exchange differences on translation	1,000	91
Net loss for the year	$ (1,708)	$ (1,043)	$ (1,125)
Underlying Securities
DisclosureOfManagementOfFinancialRiskLineItems [Line Items]
Increase decrease in market price, percentage	80.00%	80.00%